Segmented Information - Schedule of Non-Current Assets and Gross Revenue by Geographical Areas (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Non-current assets	$ 2,158.3	$ 2,031.6
Gross revenue	4,283.8	4,028.7
Canada [member]
Disclosure of geographical areas [line items]
Non-current assets	535.2	452.4
Gross revenue	1,275.8	1,191.7
United States [member]
Disclosure of geographical areas [line items]
Non-current assets	1,342.3	1,311.2
Gross revenue	2,334.6	2,226.0
United Kingdom [member]
Disclosure of geographical areas [line items]
Non-current assets	140.5	119.3
Gross revenue	184.9	129.4
Other Countries [member]
Disclosure of geographical areas [line items]
Non-current assets	140.3	148.7
Gross revenue	$ 488.5	$ 481.6